INVENTORIES (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Non-current
Raw materials - ore stockpiles	$ 27	$ 69	$ 93
Raw materials
- ore stockpiles	217	262	229
- heap-leach inventory	6	5	4
Work in progress
- metals in process	49	46	51
Finished goods
- gold doré/bullion	29	42	42
- by-products	1	0	1
Total metal inventories	302	355	327
Mine operating supplies	401	378	305
Current inventories	703	733	632
Total inventories	730	802	725
Write-down of inventories	$ 13	$ 7	$ 4